Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	£ 119,387	£ 124,167
Contingent liabilities and commitments	123,509	128,732
Guarantees
Contingent liabilities and commitments
Estimated net exposure	2,005	2,244
Other contingent liabilities
Contingent liabilities and commitments
Estimated net exposure	£ 2,117	£ 2,321